NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

25. NON-CONTROLLING INTERESTS

The Group’s majority-owned subsidiaries which are consolidated in the Group’s financial statements while at the same time recognizing a non-controlling interest are a subsidiary of Guangzhou ZS Career Enhancement, Shenyang K-12, Taishidian Holding, Ambow Jingxue and a subsidiary of Genesis Career Enhancement. As of December 31, 2011, the Group recognized a non-controlling interest in the consolidated statements of operations to reflect the 5%, 10%, 30%, 36% and 23% economic interest in Guangzhou ZS Career Enhancement, Shenyang K-12, Taishidian Holding, Ambow Jingxue and Genesis Career Enhancement, respectively, that is attributable to the shareholders other than the Group.